Consolidated Balance Sheets (PARENTHETICAL) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, authorized	50,000,000	50,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	126,695,171	126,695,171
Common stock, oustanding	126,085,348	125,684,396
Treasury Stock	609,823	1,010,775